Income tax expense (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Income Tax Expense

Income tax expense in the consolidated statement of profit or loss consists of:

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000

		(Restated)

Current income tax
- Current year	104,149	197,264	209,448	31,307
- Under/(over) provision in respect of prior years	7,175	(2,867)	(729)	(109)

Deferred tax
- Movement in temporary differences	48,946	(225)	(2,052)	(307)

Consolidated income tax expense reported in the statement of profit or loss	160,270	194,172	206,667	30,891

Reconciliation of Income Tax Expense

Income tax expense reported in the consolidated statement of profit or loss differs from the amount computed by applying the PRC income tax rate of 15% (being tax rate of Yuchai) for the years ended December 31, 2018, 2017 and 2016 for the following reasons:

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000

		(Restated)

Accounting profit before tax	896,232	1,514,028	1,181,067	176,538
Computed tax expense of 15% (2017: 15%, 2016: 15%)	134,435	227,104	177,160	26,481
Adjustments resulting from:
Non-deductible expenses	7,039	21,982	5,146	769
Tax-exempt income	(178)	(58,324)	(3,634)	(543)
Utilization of deferred tax benefits previously not recognized	(5,010)	(16,687)	(5,518)	(825)
Deferred tax benefits not recognized	9,045	8,084	2,183	326
Tax credits for research and development expense	(34,482)	(34,428)	(22,407)	(3,349)
Tax rate differential	25,321	21,061	24,437	3,653
Under/(over) provision in respect of previous years current tax	7,175	(2,867)	(729)	(109)
Withholding tax expense	16,925	29,447	30,029	4,488
Others	—	(1,200)	—	—

Total	160,270	194,172	206,667	30,891

Summary of Deferred Tax

Deferred tax relates to the following:

	Consolidated statement of financial position			Consolidated statement of profit or loss
	31.12.2017	31.12.2018	31.12.2018	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000	RMB’000	RMB’000	RMB’000	US$’000

				(Restated)	(Restated)

Deferred tax liabilities
Accelerated tax depreciation	(15,122)	(27,554)	(4,119)	373	(4,601)	(12,432)	(1,859)
Unremitted earnings from overseas source income	—	—	—	(25)	—	—	—
Interest receivable	(774)	(2,252)	(336)	(1,471)	679	(1,478)	(221)
Derivatives not designated as hedges- foreign exchange forward contract	—	—	—	2,326	—	—	—
PRC withholding tax on dividend income (i)	(100,572)	(106,922)	(15,982)	(16,628)	(29,031)	(29,842)	(4,460)

	(116,468)	(136,728)	(20,437)	(15,425)	(32,953)	(43,752)	(6,540)

Deferred tax assets
Impairment of property, plant and equipment	12,319	15,943	2,383	(9,005)	9,443	3,624	542
Write-down of inventories	17,493	16,060	2,400	(4,421)	(3,716)	(1,433)	(214)
Allowance for doubtful account receivables	7,376	5,177	774	7,196	(1,964)	(2,199)	(329)
Accruals	204,730	204,554	30,576	(46,350)	18,778	(186)	(28)
Deferred income	51,679	95,499	14,275	10,045	6,743	43,820	6,550
Others	21,793	23,974	3,583	9,014	3,894	2,178	326

	315,390	361,207	53,991	(33,521)	33,178	45,804	6,847

				(48,946)	225	2,052	307

Note:

(i)	The movement of PRC withholding tax on dividend income is as follows:

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

At January 1	(103,347)	(100,572)	(15,033)
Provision made to consolidated statement of profit or loss	(29,031)	(29,842)	(4,460)
Utilization	31,806	23,492	3,511

December 31	(100,572)	(106,922)	(15,982)

Classification of the Group's Net Deferred Tax Assets

The following table represents the classification of the Group’s net deferred tax assets:

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000
Deferred tax assets	315,390	361,207	53,991
Deferred tax liabilities	(116,468)	(136,728)	(20,437)

	198,922	224,479	33,554

Deferred Tax Assets That Have Not Been Recognized

Deferred tax assets have not been recognized in respect of the following items:

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000
Unutilized tax losses	479,410	396,232	59,227
Unutilized capital allowances and investment allowances	107,266	107,588	16,082
Other unrecognized temporary differences relating to asset impairment and deferred grants	230,269	222,868	33,312

	816,945	726,688	108,621